Investee Companies and other investments (Summary of Information on Operating Results) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Income for the year	€ 9,645	€ 18,988	€ 18,117
Elimination of interest on loan from related party	676	868
Company's share of income of investee	€ 1,525	€ 3,086	€ 2,545
Dori Energy [Member]
Disclosure of associates [line items]
Rate of ownership as of December 31	50.00%	50.00%
Income for the year	€ 2,619	€ 5,281
Company's share	1,310	2,640
Elimination of interest on loan from related party	676	868
Other Adjustments	(461)	(422)
Company's share of income of investee	€ 1,525	€ 3,086